Shareholder Fees	Mar. 13, 2026 USD ($)
Callodine Equity Income Series Class I
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Callodine Equity Income Series Class S
Prospectus [Line Items]
Shareholder Fee, Other	0
Callodine Equity Income Series Class Z
Prospectus [Line Items]
Shareholder Fee, Other	0
Core Bond Series Class W
Prospectus [Line Items]
Shareholder Fee, Other	0
Credit Series Class W
Prospectus [Line Items]
Shareholder Fee, Other	0
Diversified Tax Exempt Series Class W
Prospectus [Line Items]
Shareholder Fee, Other	0
High Yield Bond Series Class W
Prospectus [Line Items]
Shareholder Fee, Other	0
Systematic High Yield Bond Series Class W
Prospectus [Line Items]
Shareholder Fee, Other	0
Unconstrained Bond Series Class W
Prospectus [Line Items]
Shareholder Fee, Other	0
Core Bond Series Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Core Bond Series Class S
Prospectus [Line Items]
Shareholder Fee, Other	0
Core Bond Series Class Z
Prospectus [Line Items]
Shareholder Fee, Other	0
Credit Series Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Credit Series Class S
Prospectus [Line Items]
Shareholder Fee, Other	0
Credit Series Class Z
Prospectus [Line Items]
Shareholder Fee, Other	0
Diversified Tax Exempt Series Class A
Prospectus [Line Items]
Shareholder Fee, Other	0
High Yield Bond Series Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
High Yield Bond Series Class S
Prospectus [Line Items]
Shareholder Fee, Other	0
High Yield Bond Series Class Z
Prospectus [Line Items]
Shareholder Fee, Other	0
Systematic High Yield Bond Series Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Systematic High Yield Bond Series Class S
Prospectus [Line Items]
Shareholder Fee, Other	0
Systematic High Yield Bond Series Class Z
Prospectus [Line Items]
Shareholder Fee, Other	0
Unconstrained Bond Series Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Unconstrained Bond Series Class S
Prospectus [Line Items]
Shareholder Fee, Other	0
Unconstrained Bond Series Class Z
Prospectus [Line Items]
Shareholder Fee, Other	$ 0